SEC FILE NO. 333-59745
                                                          SEC FILE NO. 002-48906
                                                          SEC FILE NO. 002-57547
                                                          SEC FILE NO. 033-56094


                          ING CLASSIC MONEY MARKET FUND

                         SUPPLEMENT DATED JUNE 14, 2002
           ING FIXED INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
               DATED MARCH 1, 2002, AS SUPPLEMENTED APRIL 11, 2002

UPDATED DISCLOSURE REGARDING DEALER COMMISSIONS AND OTHER INCENTIVES

Effective July 1, 2002, the following table replaces the information contained in the table on page 93 of the Statement of Additional Information:

FUND CLASS    FIXED INCOME FUNDS   MONEY MARKET FUND   CLASSIC MONEY MARKET FUND
----------    ------------------   -----------------   -------------------------
Class A              0.35%                0.35%                  0.30%
Class B*             0.40%                0.40%                  0.40%
Class C*             1.00%                1.00%                  1.00%

* Beginning in month 13.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.